Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes
31.	INCOME TAXES

The following table presents the components of the income tax expense/(benefit) recognized in the accompanying Consolidated Statement of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015:

	For the years ended
Current Income Tax and Adjustments to Current Income Tax for Previous	12-31-2017	12-31-2016	12-31-2015
Periods	ThCh$	ThCh$	ThCh$
Current income tax	(133,038,125)	(135,594,643)	(49,317,727)
Adjustments to current tax from the previous period	(24,409)	(295,585)	(7,068,433)
Expense for current income tax due to changes in tax rates or the introduction of new taxes	-	-	-
Current tax income/(expense) related to hedge accounting	18,309,177	23,630,564	(32,386,954)
Current tax expense, net	(114,753,357)	(112,259,664)	(88,773,114)
Expense from deferred taxes for origination and reversal of temporary differences	2,653,838	29,042,729	12,117,295
Expense for deferred income tax due to changes in tax rates or the introduction of new taxes	-	-	-
Total deferred tax benefit	2,653,838	29,042,729	12,117,295
Income tax expense, continuing operations	(112,099,519)	(83,216,935)	(76,655,819)

The principal temporary differences are detailed in Note 16.a.

The following table reconciles computed income tax expense resulting from applying the applicable statutory tax rate to “Profit before income taxes” and the actual income tax expense recognized in the accompanying Consolidated Statement of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015:

	Rate	12-31-2017	Rate	12-31-2016	Rate	12-31-2015
Reconciliation of Tax Expense	%	ThCh$	%	ThCh$	%	ThCh$
ACCOUNTING PROFIT BEFORE INCOME TAX		537,641,734		525,076,863		300,487,081
Total tax income (expense) using statutory rate	(25.50%)	(137,098,643)	(24.00%)	(126,018,446)	(22.50%)	(67,609,594)
Tax effect of rates applied in other countries	0.06%	328,968	0.06%	330,353	0.00%	-
Tax effect of non-taxable operations	6.43%	34,547,907	7.51%	39,421,280	0.70%	2,118,333
Tax effect of non-tax-deductible expenses	(3.09%)	(16,589,585)	(1.95%)	(10,216,591)	(3.47%)	(10,419,563)
Tax effect of adjustments to deferred taxes in previous periods	(0.00%)	(24,409)	(0.05%)	(295,585)	(2.35%)	(7,068,433)
Price level restatement for tax purposes (equity investments)	1.25%	6,736,243	2.58%	13,562,054	2.10%	6,323,438
Total adjustments to tax expense using statutory rates	4.65%	24,999,124	8.15%	42,801,511	(3.01%)	(9,046,225)
Actual income tax expense	(20.85%)	(112,099,519)	(15.85%)	(83,216,935)	(25.51%)	(76,655,819)